Operating Segments (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Schedule of Operational Segment	The information by operating segment are as follows:
	2023
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination (*)	Total
Net revenue	11,141,171	8,272,546	23,303,052	7,713,828	17,347,956	6,209,012	893,459	74,881,024	(1,962,901)	72,918,123
Adjusted EBITDA(1)	469,250	364,494	114,236	526,949	1,536,039	454,707	(5,207)	3,460,468	(2,583)	3,457,885
	2022
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination (*)	Total
Net revenue	11,414,350	8,324,233	22,069,092	8,153,051	17,455,092	6,323,297	842,036	74,581,151	(1,967,241)	72,613,910
Adjusted EBITDA(1)	468,933	896,744	2,081,676	756,284	2,084,557	443,880	(7,887)	6,724,187	(2,182)	6,722,005

	2021
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination (*)	Total
Net revenue	9,989,966	6,773,847	21,443,400	7,626,244	14,765,111	5,344,942	712,984	66,656,494	(1,613,788)	65,042,706
Adjusted EBITDA(1)	431,868	714,668	4,511,948	786,007	1,691,656	327,573	24,729	8,488,449	(2,033)	8,486,416
(*)	Includes intercompany and intersegment transactions.
(1)	The Adjusted EBITDA is reconciled with the consolidated operating profit, as follows below:

Schedule of Adjusted EBITDA is Reconciled with the Consolidated Operating Profit	The Adjusted EBITDA is reconciled with the consolidated operating profit, as follows below:
	2023	2022	2021
Operating profit	1,084,140	4,783,391	5,984,069
Depreciation and amortization	2,149,066	1,907,923	1,673,216
Antitrust agreements (1)	102,500	101,447	792,700
Donations and social programs(2)	18,166	23,942	27,311
J&F Leniency expenses refund (3)	—	(93,786)	—
Impairment of assets (4)	26,268	17,396	—
Restructuring(5)	53,275	—	—
Other operating income (expense), net (6)	24,470	(18,308)	9,120
Elimination	2,583	2,182	2,033
Total Adjusted EBITDA for operating segments	3,460,468	6,724,187	8,488,449
(1)	Refers to the Agreements entered by JBS USA and its subsidiaries as described in Note 19 – Provisions for legal proceedings.
(2)	Refers to the donations, as described in Note 26 – Expenses by nature.
(3)	Refers to the amount that J&F agreed to pay to JBS in connection with the settlement agreement between the parties to Arbitration Proceeding No. 186/21, net of PIS/COFINS social contribution tax.
(4)	Refers to the impairment of assets related to Planterra’s plant closure during the year ended at 2023.
(5)	Refers to the project implementation of multiple restructuring initiatives mainly in the indirect subsidiary Pilgrim’s Pride Corporation (PPC).
(6)	Refers to various adjustments, mainly abroad, such as expenses related to acquisitions, insurance indemnities, among others.

Schedule of Net Revenue and Total Assets Based on Geography	Below is net revenue and total assets based on geography, presented for supplemental information.
	2023
	North and Central America (2)	South America	Australia	Europe	Others	Total	Intercompany elimination (1)	Total
Net revenue	43,121,198	18,160,466	5,771,385	5,979,750	264,904	73,297,703	(379,579)	72,918,124
Total assets	17,525,543	17,674,813	5,771,385	5,896,287	2,088,347	48,956,375	(6,378,541)	42,577,834

	2022
	North and Central America (2)	South America	Australia	Europe	Others	Total	Intercompany elimination (1)	Total
Net revenue	42,934,979	19,022,041	6,373,122	5,588,847	189,715	74,108,704	(1,494,794)	72,613,910
Total assets	28,967,943	16,883,845	3,611,682	5,036,017	2,158,279	56,657,766	(16,772,255)	39,885,511
	2021
	North and Central America (2)	South America	Australia	Europe	Others	Total	Intercompany elimination (1)	Total
Net revenue	43,834,755	16,763,813	5,344,942	597,098	115,886	66,656,494	(1,613,788)	65,042,706
Total assets	23,641,965	15,778,101	3,520,751	5,042,651	2,082,577	50,066,045	(12,927,637	50,066,045
(1)	Includes intercompany and intersegment transactions.
(2)	Including the holdings located in Europe that are part of the North American operation.